Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Change in fair value of warrant liabilities
Net loss	$ (50,859)	$ (8,954)	$ (15,122)	$ (13,537)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of convertible debentures	27,871	1,618	3,570	4,158
Change in fair value of warrant liability	15,675	904	2,067	3,616
Amortization of right-of-use asset	369	365	479	509
Depreciation and amortization	706	619	867	672
Stock compensation	1,463	1,316	1,700	1,346
Impairment of inventory	151		131	24
Bad debt expense				20
Changes in operating assets and liabilities
Accounts receivable	(3,118)	385	(874)	(449)
Inventory	486	619	765	(698)
Prepaid expenses	(420)	(917)	332	(328)
Other current assets	3	(2)
Accounts payable	2,084	1,355	2,645	1,011
Customer deposits	(2,145)	680	1,982	(1,440)
Accrued and other current liabilities	1,539	1,156	1,267	666
Lease liability	(514)	(423)	(573)	(395)
Net cash used in operating activities	(6,709)	(1,279)	(764)	(4,825)
Cash flows from investing activities:
Purchase of property and equipment	(268)	(332)	(823)	(465)
Purchase of intangible assets	(70)	(22)	(45)	(76)
Proceeds from disposition of fixed assets	75			49
Net cash used in investing activities	(263)	(354)	(868)	(492)
Cash flows from financing activities:
Proceeds from convertible debentures, net	5,000	1,320	2,339	1,000
Proceeds from issuance of notes payable	302	124	504	420
Repayment of notes payable	(252)	(9)	(504)	(433)
Proceeds from issuance of common stock	66	15	15	4,492
Other liabilities	(1)	17	17	(264)
Net cash provided by financing activities	5,115	1,467	2,371	5,215
Net change in Cash and Restricted cash	(1,857)	(166)	739	(102)
Cash and Restricted cash, beginning of period	3,326	2,587	2,587	2,689
Cash and Restricted cash, end of period	1,469	2,421	3,326	2,587
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	128	63	96	231
Cash paid for taxes	24	52	56	74
ROU asset obtained in exchange for operating lease				1,439
ROU Asset obtained in exchange for finance leases				104
Fair value of warrants issued with convertible debentures	$ 2,619	$ 1,000	$ 2,094	$ 2,987